Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common shares par value (in dollars per share)	$ 0	$ 0
Preferred shares par value (in dollars per share)	$ 0	$ 0
Common shares, shares outstanding (in shares)	170,799,325	144,069,972
Common shares, shares issued (in shares)	170,799,325	144,069,972